Loans and Borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
Bank loans	$ 55	$ 55
Term loan	1,041	1,875
Lease liabilities	152	101
Non-current borrowings	1,248	2,031
Current
Bank loans	63	83
Term loan	20	39
Lease liabilities	34	22
Current borrowings	$ 117	$ 144